Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 13.4%
Alphabet, Inc. - Class C	79,540	$19,371,967
Meta Platforms, Inc. - Class A	31,273	22,966,266
Netflix, Inc. (a)	17,909	21,471,458
Trade Desk, Inc. - Class A (a)	185,563	9,094,443
		72,904,134

Consumer Discretionary - 10.2%
Amazon.com, Inc. (a)	110,036	24,160,604
DraftKings, Inc. - Class A (a)	281,314	10,521,144
Hilton Worldwide Holdings, Inc.	80,728	20,944,072
		55,625,820

Consumer Staples - 3.9%
Costco Wholesale Corp.	22,918	21,213,588

Financials - 7.9%
Mastercard, Inc. - Class A	33,507	19,059,117
Progressive Corp.	61,339	15,147,666
S&P Global, Inc.	18,138	8,827,946
		43,034,729

Health Care - 9.8%
Intuitive Surgical, Inc. (a)	39,806	17,802,437
Veeva Systems, Inc. - Class A (a)	33,507	9,982,070
West Pharmaceutical Services, Inc.	47,535	12,469,857
Zoetis, Inc. - Class A	91,942	13,452,954
		53,707,318

Industrials - 15.4%
Cintas Corp.	77,154	15,836,630
Generac Holdings, Inc. (a)	70,006	11,719,004
Trane Technologies PLC	31,273	13,195,955
TransDigm Group, Inc.	8,712	11,482,590
Uber Technologies, Inc. (a)	224,181	21,963,013
Veralto Corp.	95,203	10,149,592
		84,346,784

Information Technology - 34.4%
Autodesk, Inc. (a)	52,360	16,633,201
Cadence Design Systems, Inc. (a)	38,644	13,574,091
Datadog, Inc. - Class A (a)	89,083	12,685,419
Fair Isaac Corp. (a)	8,265	12,368,821
Intuit, Inc.	29,620	20,227,794
Marvell Technology, Inc.	186,367	15,667,874
Microsoft Corp.	52,565	27,226,042
NVIDIA Corp.	145,369	27,122,948
NXP Semiconductors NV	49,411	11,252,367
Samsara, Inc. - Class A (a)	316,640	11,794,840
ServiceNow, Inc. (a)	20,640	18,994,579
		187,547,976

Real Estate - 2.5%
CoStar Group, Inc. (a)	163,869	13,825,628
TOTAL COMMON STOCKS (Cost $274,784,841)		532,205,977

SHORT-TERM INVESTMENTS - 2.7%	Shares	Value
Money Market Funds - 2.7%
First American Government Obligations Fund - Class Z, 4.01%(b)	14,858,523	14,858,523
TOTAL SHORT-TERM INVESTMENTS (Cost $14,858,523)		14,858,523

TOTAL INVESTMENTS - 100.2% (Cost $289,643,364)		547,064,500
Liabilities in Excess of Other Assets - (0.2)%		(1,210,077)
TOTAL NET ASSETS - 100.0%		$545,854,423
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Growth Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$532,205,977	$–	$–	$532,205,977
Money Market Funds	14,858,823	–	–	14,858,823
Total Investments	$547,064,500	$–	$–	$547,064,500

Refer to the Schedule of Investments for further disaggregation of investment categories.